NET INCOME (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2024
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

11.          NET INCOME (LOSS) PER SHARE

On November 30, 2022, with the approval of shareholder meeting, the Company consolidated every forty of the authorized (whether issued or unissued) shares of each class of par value of US$0.001 each in the capital of the Company into one share of the same class of par value of US$0.04 each (the “Share Consolidation”). Upon the Share Consolidation, the ratio of its American Depositary Receipts representing ordinary shares ("ADS") of the Company will be amended from one ADS representing ten (10) ordinary shares of the Company to one (1) ADS representing one (1) ordinary share of the Company. Following and as a result of the Share Consolidation, the authorized share capital of the Company will be US$1,000,000 divided into 22,500,000 ordinary shares of a nominal or par value of US$0.04 each and 2,500,000 preferred shares of a nominal or par value of US$0.04 each.

On May 2, 2024, the authorized share capital of the Company increased from US$1,000,000 divided into 22,500,000 ordinary shares of a nominal or par value of US$0.04 each and 2,500,000 preferred shares of a nominal or par value of US$0.04 each to US$40,000,000 divided into 900,000,000 ordinary shares of a nominal or a par value of US$0.04 each and 100,000,000 preferred shares of a nominal or par value of US$0.04 each, by the creation of an additional 877,500,000 ordinary shares with a par value of US$0.04 each and 97,500,000 preferred shares with a par value of US$0.04 each.

All share and per share data as of December 31, 2023 and June 30, 2024 and for the six months ended June 30, 2023 and 2024 are presented on a retroactive basis.

The calculation of the net income (loss) per share is as follows:

	For the six months ended June 30,
	2023	2024
	(unaudited)	(unaudited)
Numerator:
Net (loss) income attributable to AirNet Technology Inc.’s ordinary shareholders	$(3,925)	$19,895

Denominator:
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share
Basic and diluted	3,575,714	8,035,683
Weighted average shares used in calculating (loss) income per ADS
Basic and diluted	3,575,714	8,035,683

Net (loss) income per ordinary share
Basic and diluted	$(1.10)	$2.48

Net (loss) income per ADS
Basic and diluted	$(1.10)	$2.48